Financial assets at amortised cost - Loans and Advances to Banks, Customers, and of Debt Securities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	£ 4,000
Allowance account for credit losses of financial assets at end of period	4,064	£ 4,000
Net carrying amount	5,661	4,478
Net carrying amount	434,968	430,829
Net carrying amount	52,057	49,708
Net carrying amount	6,401	4,562
Total financial assets at amortised cost	499,801	490,316
Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	4
Exchange and other adjustments	0	0
Other changes in credit quality	1	(3)
Additions and repayments	0	(1)
Charge (credit) to the income statement	1	(4)
Allowance account for credit losses of financial assets at end of period	1	0
Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	3,804	5,701
Exchange and other adjustments	75	119
Impact of transfers between stages	401	(12)
Other changes in credit quality	6	(289)
Additions and repayments	(80)	(738)
Methodology and model changes	2	(42)
Charge (credit) to the income statement	329	(1,081)
Advances written off	(445)	(1,094)
Recoveries of advances written off in previous years	71	159
Allowance account for credit losses of financial assets at end of period	3,834	3,804
Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	2	1
Exchange and other adjustments	0	1
Impact of transfers between stages	0
Other changes in credit quality	1
Additions and repayments	1	0
Charge (credit) to the income statement	2
Allowance account for credit losses of financial assets at end of period	4	2
Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	4,478	4,328
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	383	15
Additions and repayments	801	135
Loans and advances to banks, ending balance	5,662	4,478
Allowance account for credit losses of financial assets at end of period	1	0
Net carrying amount	5,661	4,478
Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	434,633	431,395
Allowance account for credit losses of financial assets at beginning of period	3,804
Exchange and other adjustments	(933)	(2,563)
Impact of transfers between stages	0	0
Additions and repayments	5,476	6,736
Advances written off	(445)	(1,094)
Recoveries of advances written off in previous years	71	159
Loans and advances to customers, ending balance	438,802	434,633
Allowance account for credit losses of financial assets at end of period	3,834	3,804
Net carrying amount	434,968	430,829
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	401	(12)
Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Reverse repurchase agreements, ending balance	52,057	49,708
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	52,057	49,708
Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	4,564	5,138
Allowance account for credit losses of financial assets at beginning of period	2
Exchange and other adjustments	175	(20)
Impact of transfers between stages	0	0
Additions and repayments	1,666	(554)
Debt securities, ending balance	6,405	4,564
Allowance account for credit losses of financial assets at end of period	4	2
Net carrying amount	6,401	4,562
Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Due from fellow Lloyds Banking Group undertakings, beginning balance	739
Allowance account for credit losses of financial assets at beginning of period	0
Due from fellow Lloyds Banking Group undertakings, ending balance	714	739
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	714	739
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	0	0
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 1	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 2		0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	0	0
Stage 1
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,013
Allowance account for credit losses of financial assets at end of period	881	1,013
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	4
Exchange and other adjustments	0	0
Other changes in credit quality	1	(3)
Additions and repayments	0	(1)
Charge (credit) to the income statement	1	(4)
Allowance account for credit losses of financial assets at end of period	1	0
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	909	1,347
Exchange and other adjustments	1	(2)
Impact of transfers between stages	(4)	75
Other changes in credit quality	(173)	(239)
Additions and repayments	32	(209)
Methodology and model changes	(2)	(63)
Charge (credit) to the income statement	(147)	(436)
Allowance account for credit losses of financial assets at end of period	763	909
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1	0
Exchange and other adjustments	0	1
Impact of transfers between stages	0
Other changes in credit quality	1
Additions and repayments	1	0
Charge (credit) to the income statement	2
Allowance account for credit losses of financial assets at end of period	3	1
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	173	562
Stage 1 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(46)	(48)
Stage 1 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(2)	(13)
Stage 1 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(129)	(426)
Stage 1 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 1 | Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Due from fellow Lloyds Banking Group undertakings, beginning balance	739
Allowance account for credit losses of financial assets at beginning of period	0
Due from fellow Lloyds Banking Group undertakings, ending balance	714	739
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	714	739
Stage 2
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,198
Allowance account for credit losses of financial assets at end of period	1,361	1,198
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0	0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,112	2,125
Exchange and other adjustments	0	(5)
Impact of transfers between stages	213	(423)
Other changes in credit quality	(19)	(256)
Additions and repayments	(33)	(344)
Methodology and model changes	(19)	15
Charge (credit) to the income statement	142	(1,008)
Allowance account for credit losses of financial assets at end of period	1,254	1,112
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Impact of transfers between stages	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge (credit) to the income statement	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(166)	(551)
Stage 2 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	101	155
Stage 2 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(74)	(220)
Stage 2 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	352	193
Stage 2 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 2 | Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Due from fellow Lloyds Banking Group undertakings, beginning balance	0
Allowance account for credit losses of financial assets at beginning of period	0
Due from fellow Lloyds Banking Group undertakings, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 3
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,579
Allowance account for credit losses of financial assets at end of period	1,620	1,579
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0	0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1,573	1,968
Exchange and other adjustments	21	5
Impact of transfers between stages	192	336
Other changes in credit quality	206	254
Additions and repayments	(67)	(98)
Methodology and model changes	45	6
Charge (credit) to the income statement	376	498
Advances written off	(426)	(1,057)
Recoveries of advances written off in previous years	71	159
Allowance account for credit losses of financial assets at end of period	1,615	1,573
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	1	1
Exchange and other adjustments	0	0
Impact of transfers between stages	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge (credit) to the income statement	0
Allowance account for credit losses of financial assets at end of period	1	1
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(7)	(11)
Stage 3 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	(55)	(107)
Stage 3 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	76	233
Stage 3 | Impact of transfers between stages | Loans and advances to customers
Disclosure of financial assets [line items]
Impact of transfers between stages	178	221
Stage 3 | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Stage 3 | Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Due from fellow Lloyds Banking Group undertakings, beginning balance	0
Allowance account for credit losses of financial assets at beginning of period	0
Due from fellow Lloyds Banking Group undertakings, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
POCI
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at end of period	202
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Other changes in credit quality		0
Additions and repayments	0	0
Charge (credit) to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	210	261
Exchange and other adjustments	53	121
Other changes in credit quality	(8)	(48)
Additions and repayments	(12)	(87)
Methodology and model changes	(22)	0
Charge (credit) to the income statement	(42)	(135)
Advances written off	(19)	(37)
Recoveries of advances written off in previous years	0	0
Allowance account for credit losses of financial assets at end of period	202	210
POCI | Debt securities
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Exchange and other adjustments	0	0
Other changes in credit quality	0
Additions and repayments	0	0
Charge (credit) to the income statement	0
Allowance account for credit losses of financial assets at end of period	0	0
POCI | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
POCI | Impact of transfers between stages | Debt securities
Disclosure of financial assets [line items]
Impact of transfers between stages		0
POCI | Due from fellow Lloyds Banking Group undertakings
Disclosure of financial assets [line items]
Due from fellow Lloyds Banking Group undertakings, beginning balance	0
Allowance account for credit losses of financial assets at beginning of period	0
Due from fellow Lloyds Banking Group undertakings, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 1
Disclosure of financial assets [line items]
Total financial assets at amortised cost	440,589	440,935
Stage 1 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	4,478	4,328
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	383	15
Additions and repayments	801	135
Loans and advances to banks, ending balance	5,662	4,478
Allowance account for credit losses of financial assets at end of period	1	0
Net carrying amount	5,661	4,478
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	382,366	361,161
Allowance account for credit losses of financial assets at beginning of period	909
Exchange and other adjustments	(953)	(2,518)
Impact of transfers between stages	(13,767)	5,795
Additions and repayments	8,873	17,928
Loans and advances to customers, ending balance	376,519	382,366
Allowance account for credit losses of financial assets at end of period	763	909
Net carrying amount	375,756	381,457
Stage 1 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Reverse repurchase agreements, ending balance	52,057	49,708
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	52,057	49,708
Stage 1 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	4,554	5,137
Allowance account for credit losses of financial assets at beginning of period	1
Exchange and other adjustments	175	(20)
Impact of transfers between stages	9	(6)
Additions and repayments	1,666	(557)
Debt securities, ending balance	6,404	4,554
Allowance account for credit losses of financial assets at end of period	3	1
Net carrying amount	6,401	4,553
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	8,511	18,662
Stage 1 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 1	9
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(21,699)	(11,995)
Stage 1 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 2		(6)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(579)	(872)
Stage 2
Disclosure of financial assets [line items]
Total financial assets at amortised cost	42,554	33,781
Stage 2 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	34,884	51,280
Allowance account for credit losses of financial assets at beginning of period	1,112
Exchange and other adjustments	11	(31)
Impact of transfers between stages	11,230	(7,732)
Additions and repayments	(2,317)	(8,633)
Loans and advances to customers, ending balance	43,808	34,884
Allowance account for credit losses of financial assets at end of period	1,254	1,112
Net carrying amount	42,554	33,772
Stage 2 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 2 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	9	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Impact of transfers between stages	(9)	6
Additions and repayments	0	3
Debt securities, ending balance		9
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	9
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(8,472)	(18,623)
Stage 2 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 1	(9)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	21,981	12,709
Stage 2 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 2		6
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	(2,279)	(1,818)
Stage 3
Disclosure of financial assets [line items]
Total financial assets at amortised cost	6,445	4,833
Stage 3 | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	6,406	6,443
Allowance account for credit losses of financial assets at beginning of period	1,573
Exchange and other adjustments	(21)	(82)
Impact of transfers between stages	2,537	1,937
Additions and repayments	(507)	(994)
Advances written off	(426)	(1,057)
Recoveries of advances written off in previous years	71	159
Loans and advances to customers, ending balance	8,060	6,406
Allowance account for credit losses of financial assets at end of period	1,615	1,573
Net carrying amount	6,445	4,833
Stage 3 | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
Stage 3 | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	1	1
Allowance account for credit losses of financial assets at beginning of period	1
Exchange and other adjustments	0	0
Impact of transfers between stages	0	0
Additions and repayments	0	0
Debt securities, ending balance	1	1
Allowance account for credit losses of financial assets at end of period	1	1
Net carrying amount	0	0
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 1	(39)	(39)
Stage 3 | Stage 1 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 1	0
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 2	(282)	(714)
Stage 3 | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 2		0
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Transfers to Stage 3	2,858	2,690
POCI
Disclosure of financial assets [line items]
Total financial assets at amortised cost	10,213	10,767
POCI | Loans and advances to banks
Disclosure of financial assets [line items]
Loans and advances to banks, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Additions and repayments	0	0
Loans and advances to banks, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Loans and advances to customers, beginning balance	10,977	12,511
Allowance account for credit losses of financial assets at beginning of period	210
Exchange and other adjustments	30	68
Additions and repayments	(573)	(1,565)
Advances written off	(19)	(37)
Recoveries of advances written off in previous years	0	0
Loans and advances to customers, ending balance	10,415	10,977
Allowance account for credit losses of financial assets at end of period	202	210
Net carrying amount	10,213	10,767
POCI | Reverse repurchase agreements
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets at beginning of period	0
Reverse repurchase agreements, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	0	0
POCI | Debt securities
Disclosure of financial assets [line items]
Debt securities, beginning balance	0	0
Allowance account for credit losses of financial assets at beginning of period	0
Exchange and other adjustments	0	0
Impact of transfers between stages		0
Additions and repayments	0	0
Debt securities, ending balance	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Net carrying amount	£ 0	0
POCI | Stage 2 | Debt securities
Disclosure of financial assets [line items]
Transfers to Stage 2		£ 0